Share-Based Compensation - Additional Information (Detail) - USD ($)		3 Months Ended				12 Months Ended
	Oct. 01, 2016	Mar. 31, 2017	Dec. 31, 2016		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 1,100,000			$ 300,000	$ 2,500,000	$ 1,600,000	$ 2,100,000
Stock options granted		170,000
Unrecognized share-based compensation expense			$ 7,200,000			$ 7,200,000
Unrecognized share-based compensation expense, vest over weighted-average period						2 years 6 months
Share-based compensation award, description						In connection with the Separation, as of October 1, 2016, employee stock options and restricted stock units (“RSUs”) were adjusted and converted into new equity awards of Donnelley Financial, RRD and/or LSC using a 10-day volume weighted average share price of Donnelley Financial, RRD and LSC, as described in the Separation and Distribution Agreement. Converted awards retained the same vesting schedule and expiration date of the original awards. In addition, performance-based awards granted under RRD were converted into RSUs of Donnelley Financial, RRD and/or LSC (with satisfaction of performance conditions determined through the Separation Date) and remain subject to time-based vesting for the remainder of the applicable performance period. All equity awards converted upon Separation were authorized for issuance under the 2016 PIP. In periods following the Separation, the Company records share-based compensation expense for its employees’ equity awards that were converted into Donnelley Financial, RRD and/or LSC equity awards.
Share-based compensation award, volume weighted average share price, measurement period	10 days
Share-based compensation expense, income tax benefit						$ 1,000,000	600,000	800,000
2016 PIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved and authorized			3,500,000			3,500,000
Shares authorized and available for grant			2,600,000			2,600,000
2016 PIP | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period						3 years
R.R. Donnelley & Sons Company
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation						$ 300,000	$ 700,000	$ 500,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period		4 years
Stock options granted		169,800			0	0	0	0
Share-based compensation award, grant date fair market value		$ 7.77
Excess tax benefit on stock options exercises, shown as operating cash inflows					$ 0
Unrecognized share-based compensation expense		$ 1,300,000
Unrecognized share-based compensation expense, vest over weighted-average period		3 years 10 months 24 days
Options vesting percentage			100.00%			100.00%
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period		3 years				3 years
Share-based compensation		$ 600,000			$ 300,000	$ 1,900,000	$ 800,000	$ 1,500,000
Unrecognized share-based compensation expense		$ 7,800,000	$ 3,700,000			$ 3,700,000
Unrecognized share-based compensation expense, vest over weighted-average period		2 years 6 months				2 years 1 month 6 days
Unrecognized share-based compensation expense, expected to vest, Shares		600,000	300,000			300,000
Unrecognized share-based compensation expense, weighted-average grant date fair value		$ 23.52	$ 25.32			$ 25.32
Share-based compensation award, granted		220,000	77,000
Share-based compensation award, weighted average grant date fair value		$ 22.35	$ 24.75	[1]
RSUs | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period						4 years
RSUs | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period						3 years
RSUs | 2016 PIP | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			2 years
Share-based compensation award, vesting percentage			50.00%
RSUs | 2016 PIP | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			3 years
Share-based compensation award, vesting percentage			50.00%
RSUs | Certain Employees | 2016 PIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted	60,748
RSUs | Board of Directors | 2016 PIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted	16,620
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 500,000				$ 300,000
Unrecognized share-based compensation expense		$ 5,000,000	$ 3,500,000			$ 3,500,000
Unrecognized share-based compensation expense, vest over weighted-average period		2 years 8 months 12 days				2 years 9 months 18 days
Share-based compensation award, granted		129,000
Share-based compensation expense, targeted performance percentage		100.00%				100.00%
Share-based compensation award, weighted average grant date fair value		$ 22.35
Restricted Stock | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Potential payout for awards		0
Restricted Stock | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Potential payout for awards		129,400
Restricted Stock | 2016 PIP | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			2 years
Share-based compensation award, vesting percentage			50.00%
Restricted Stock | 2016 PIP | Share-based Compensation Award, Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, vesting period			3 years
Share-based compensation award, vesting percentage			50.00%
Restricted Stock | Certain Executives
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted		129,400
Restricted Stock | Certain Employees | 2016 PIP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted	156,169
Share-based compensation award, weighted average grant date fair value	$ 24.75
Performance Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 700,000
Unrecognized share-based compensation expense, vest over weighted-average period		2 years 10 months 24 days
Share-based compensation expense, targeted performance percentage		100.00%
Performance Share Units | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Potential payout for awards		0
Performance Share Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Potential payout for awards		47,850
Performance Share Units | Certain Executive Officers and Senior Management
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation award, granted		31,900

[1]	The weighted average grant date fair value has been adjusted for the impact of the Separation.